September 6, 2019

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

RE:	C.M. Multi-Account A

File No. 811-08698, CIK 0000928407

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (1940 Act), the above referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners the 2019 semi-annual reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the 1940 Act.

The 2019 semi-annual reports of the investment companies listed below are incorporated by reference.

Investment Company	CIK
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435
American Funds Insurance Series®	0000729528
Variable Insurance Products Fund II	0000831016
MML Series Investment Fund	0000067160
MML Series Investment Fund II	0001317146
PIMCO Variable Insurance Trust	0001047304
Voya Investors Trust	0000837276

Very truly yours,

/s/ James M. Rodolakis

James M. Rodolakis
Lead Counsel, Annuity Product & Operations
C.M. Life Insurance Company